Income tax (credits)	12 Months Ended
Dec. 31, 2011
Income tax (credits)

4 Income tax (credits)

The income tax (credits) represent the sum of the income tax payable and deferred tax.

Income tax is based on taxable profit for the year. Taxable profit differs from net profit as reported in the Statement of Operations because it excludes items of income or expense that are taxable or deductable in other years and it further excludes items that are never taxable or deductable. The Group’s liability for income tax is calculated using tax rates that have been enacted by the reporting date.

Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized.

For business combinations, deferred taxes are recognized to the extent that the fair value of assets and liabilities acquired exceeds their respective tax bases.

The Company is a tax exempted company incorporated in the British Virgin Islands. The Company’s subsidiaries incorporated in Hong Kong and in the PRC are subject to Hong Kong Profits Tax and Enterprise Income Tax in the PRC, respectively.

The Group’s subsidiaries incorporated in Hong Kong were subject to a tax rate of 16.5% in 2009, 2010 and 2011 on the assessable profits arising in or derived from Hong Kong.

On March 16, 2007, the National People’s Congress adopted the Enterprise Income Tax Law, or New Income Tax Law, which became effective on January 1, 2008 and replaced the previous separate income tax laws for domestic enterprises and foreign-invested enterprises (including PRC subsidiaries of the Company by adopting a unified income tax rate of 25% for most enterprises. In accordance with the implementation rules of the New Income Tax Law, the preferential tax treatments previously granted to certain PRC subsidiaries of the Company would not continue and they would be subject to the statutory tax rate of 25%. Among all the Company’s PRC subsidiaries, Trendar Solar has obtained a preferential tax concession from the local tax bureau that it was fully exempt from the PRC enterprise income tax for two years starting from the year 2008, followed by a 50% tax exemption for the next three years from 2010 to 2012. Accordingly, the enacted tax rate for Trendar Solar was 0, 12.5% and 12.5% for the years ended 31 December 2009 to 2011.

Since all the PRC subsidiaries of the Company reported accumulated deficits up to December 31, 2011, no provision for PRC dividend withholding tax had been made. Upon distribution of any future earnings in the form of dividends or otherwise in the future, the Group would be subject to the respective withholding tax under the PRC Enterprise Income Tax Law issued by the State Council.

The Group had no material uncertain tax positions for the years 2009, 2010 and 2011 respectively and there were no material interest and penalties related to uncertain tax positions. In addition, the Group had no material unrecognized tax benefit which would affect the effective income tax rate in future periods. The Group does not anticipate any significant increase or decrease in its liability for unrecognized tax benefits within the next twelve months. The tax positions of the Company’s PRC subsidiaries for the years 2007 to 2011 are subject to inspection by the PRC tax authorities. For the Company’s Hong Kong subsidiaries, their respective tax positions are subject to inspection for the years 2005 to 2011 by the Hong Kong tax authorities.

Composition of income tax (credits)

The subsidiaries of the Company in the PRC are subject to value-added tax of 17% or business tax of 5% on revenues derived from sales of goods and provision of services, respectively,. The Group presents revenue, net of such value-added tax or business tax amounting to Rmb4, Rmb53,700 and Rmb65,049 for the years ended December 31, 2009, 2010 and 2011, respectively.

Income tax credits comprises of the following:

	2009 Rmb	2010 Rmb	2011 Rmb
Current income tax (credits)
—Continuing operations	—	63	—
Deferred income tax credits	(112)	(167)	(771)

Income tax credits	(112)	(104)	(771)

Reconciliation of income tax by applying PRC statutory Enterprise Income Tax rate

Income tax of the continuing operations differed from the amounts computed by applying PRC statutory Enterprise Income Tax (“EIT”) rate of 25% in 2009, 2010 and 2011 as a result of the following:

	2009 Rmb	2010 Rmb	2011 Rmb
Net loss before provision for income taxes	(42,808)	(35,225)	(65,401)
PRC statutory tax rate	25%	25%	25%
Income tax credit computed at PRC statutory EIT rate	(10,702)	(8,806)	(16,350)
Effect of income tax rate differences in other jurisdictions	7,101	8,163	6,321
Income not subject to taxation	—	(7)	—
Expenses not deductible for taxation purpose	2,007	1,287	2,170
Change in valuation allowance	1,482	(741)	7,088

Total income tax credits	(112)	(104)	(771)

Reconciliation between the statutory income tax rate and the Company’s effective tax rate is as follows:

	2009 Rmb	2010 Rmb	2011 Rmb
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax rate differences in other jurisdictions	(16.6%)	(23.2%)	(9.7%)
Income not subject to taxation	0.0%	0.02%	0.0%
Expenses not deductible for taxation purpose	(4.7%)	(3.6%)	(3.3%)
Change in valuation allowance	(3.4%)	2.1%	(10.8%)

Total income tax credits	0.3%	0.3%	1.2%

The principal components of the deferred income tax assets and liabilities are as follows:

	December 31, 2010 Rmb	December 31, 2011 Rmb
Deferred tax assets:
Tax loss carryforwards	4,588	11,676
Less: valuation allowance	(4,588)	(11,676)

Non-current deferred tax assets, net	—	—

Deferred tax liability:
Property, plant and equipment, net	(1,734)	(1,632)
Prepayment for land use right	(460)	(450)
Intangible assets	(3,240)	(2,582)

Non-current deferred tax liabilities	(5,434)	(4,664)

Total	(5,434)	(4,664)

Reported as:
Current deferred tax assets	—	—
Current deferred tax liabilities	—	—

Subtotal	—	—
Non-current deferred tax assets	—	—
Non-current deferred tax liabilities	(5,434)	(4,664)

Total	(5,434)	(4,664)

Tax loss of Rmb23,414 carry forwards from the Company’s PRC subsidiaries as at December 31, 2011 can be carried forward for one to five years and they expire on various dates through 2016. Tax loss of Rmb26,918from the Company’s HK subsidiaries has no expiry date. The directors of the Company do not believe that these subsidiaries would generate sufficient taxable profits in the near future and it is not more likely than not that any of the deferred tax assets will be realized. Therefore, a full valuation allowance had been established for the amount of deferred tax assets as at December 31, 2010 and 2011.